Consolidated Income Statements - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net sales		R$ 50,231.3	R$ 47,899.3	R$ 45,602.6
Cost of sales		(19,269.6)	(18,041.8)	(16,678.0)
Gross profit		30,961.7	29,857.5	28,924.6
Distribution expenses		(6,736.5)	(6,295.5)	(6,085.5)
Sales and marketing expenses		(5,729.5)	(5,620.0)	(5,925.0)
Administrative expenses		(2,367.2)	(2,623.8)	(2,166.1)
Other operating income/(expenses)		947.3	1,217.3	1,223.1
Exceptional items		(86.4)	(108.7)	1,134.3
Income from operations		16,989.4	16,426.8	17,105.4
Finance cost		(4,562.2)	(4,268.3)	(4,597.9)
Finance income		738.8	774.4	895.9
Net finance cost		(3,823.4)	(3,493.9)	(3,702.0)
Share of result of joint ventures		1.0	(3.1)	(5.0)
Income before income tax		13,167.0	12,929.8	13,398.4
Income tax and social contribution expense		(1,789.6)	(5,079.3)	(315.0)
Net income		11,377.4	7,850.5	13,083.4
Attributable to:
Equity holders of Ambev		11,024.7	7,332.0	12,546.6
Non-controlling interests		R$ 352.7	R$ 518.5	R$ 536.8
Basic earnings per share – common - R$ (in BRL per share)	[1]	R$ 0.7014	R$ 0.4668	R$ 0.7993
Diluted earnings per share – common - R$ (in BRL per share)	[1]	R$ 0.6953	R$ 0.4629	R$ 0.7929

[1]	Expressed in Brazilian Reais.